Finance Costs	3 Months Ended
Mar. 31, 2023
Finance costs.
Finance costs

11.Finance costs

	Three months ended
	March 31,	March 31,
	2023	2022
	$’000	$’000

Interest expenses—third party loans	84,578	55,111
Unwinding of discount on decommissioning liability	2,261	1,233
Interest and finance charges paid/payable for lease liabilities	14,768	9,560
Net foreign exchange loss arising from financing—unrealized	26,707	—
Net foreign exchange loss arising from financing—realized	45,413	9,773
Net foreign exchange loss on derivative instruments—unrealized	—	1,260
Net foreign exchange loss on derivative instruments—realized	—	1,137
Fair value loss on embedded options and interest rate caps	1,711	109,000
Fees on loans and financial derivatives	3,443	5,138
	178,881	192,212